Income Taxes - Components of Income Tax (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Capital-loss carry forward	$ 2,400
Other reserves and allowances	27	$ 21
Total deferred-tax assets	16,600	15,068
Valuation allowance	(16,600)	(15,068)
Net deferred-tax assets	0	0
Israeli Subsidiary [Member]
Deferred tax assets
Net-operating-loss carry forward	11,906	10,085
Capital-loss carry forward	577	881
Maltese subsidiary [Member]
Deferred tax assets
Net-operating-loss carry forward	$ 4,090	$ 4,081